CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q2) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (20,851,423)	$ 491,251	$ 10,998,009	$ 23,194,905
Adjustments to reconcile net income to net cash used in operating activities:
Fair value of private placement warrant in excess of purchase price	1,646,600	81,153	(79,548)	0
Interest earned on investments held in Trust Account	(14,646)	(402,994)	(35,076)	(85,130)
Initial loss on classification of forward purchase agreement liabilities	5,000			0
Initial loss on forward purchase agreement liabilities	3,399,475			0
Transaction Costs Allocable to Derivatives	928,450			0
Changes in operating assets and liabilities:
Prepaid expenses	(262,499)	16,875	22,860	138,749
Accrued expenses	37,067	2,695,216	497,767	522,116
Net cash used in operating activities	(345,355)	(1,531,844)	(314,160)	(1,100,497)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(278,760,000)	(2,760,000)	(2,760,000)	(5,520,000)
Net cash provided by (used in) investing activities	(278,760,000)	(2,760,000)	(2,760,000)	(5,520,000)
Cash Flows from Financing Activities:
Proceeds from sale of Private Placements Warrants	10,280,000	2,760,000	2,760,000	5,520,000
Proceeds from promissory note - related party	300,000	1,680,000	0	0
Payment of offering costs	(509,869)	0	(26,780)	(26,780)
Proceeds from sale of Units, net of underwriting discounts paid	270,480,000			0
Repayment of promissory note - related party	(300,000)			0
Net cash provided by (used in) financing activities	280,250,131	4,440,000	2,733,220	5,493,220
Net Change in Cash	1,144,776	148,156	(340,940)	(1,127,277)
Cash - Beginning of period	0	17,499	1,144,776	1,144,776
Cash - End of period	1,144,776	165,655	803,836	17,499
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	(26,780)	0	(26,780)	0
Warrant [Member]
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	11,408,319	(4,926,361)	(11,534,063)	(23,121,405)
Forward Purchase Agreement [Member]
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	$ 3,358,302	$ 513,016	$ (184,109)	$ (1,749,732)